CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 25,553	$ 263
Trade receivables	811	0
Prepaid expenses and other current assets	6,443	1,407
Total current assets	32,807	1,670
Non-current assets
Other non-current assets	5,136	0
Total non-current assets	566,399	176,145
Total assets	599,206	177,815
Current liabilities
Current portion of long-term debt	19,795	7,003
Trade payables	1,693	14,892
Accrued expenses	2,531	1,199
Total current liabilities	25,300	26,051
Non-current liabilities
Long-term debt	419,701	60,437
Amounts due to related parties	0	1,000
Total non-current liabilities	419,701	61,437
Total liabilities	445,001	87,488
Commitment and contingencies
Shareholders' equity
Common shares of par value $1.00 per share: authorized 140,010,000 (2022: 140,010,000) shares, issued and outstanding 43,900,000 (2022: 32,152,857) shares	43,900	32,153
Additional paid-in capital	111,788	61,171
Accumulated deficit	(1,483)	(2,997)
Total shareholders' equity	154,205	90,327
Total liabilities and shareholders' equity	599,206	177,815
Newbuildings
Non-current assets
New buildings and vessels and equipment	132,646	176,145
Vessels and equipment, net
Non-current assets
New buildings and vessels and equipment	428,617	0
Related party
Current liabilities
Amounts due to related parties and other current liabilities	0	2,696
Nonrelated Party
Current liabilities
Amounts due to related parties and other current liabilities	$ 1,281	$ 261